Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Risk
We have set out our exposure to interest rate risk on our net debt obligations at December 31, 2018 (Successor) in the below table.

(In $ millions)	Principal outstanding	Hedging instruments - see below	Net exposure	Impact of 1% increase in rates
Senior Credit Facilities	5,662	4,500	1,162	15
Debt contained within VIEs	655	—	655	6
Total floating rate debt obligations	6,317	4,500	1,817	21
New Secured Notes	769	—	—	—
Less: Cash and Restricted Cash	(2,003)	—	(2,003)	(20)
Net debt	5,083	4,500	(186)	1

Schedule of Sensitivity Analysis
The LIBOR rate applied on our debt at December 31, 2018 was 2.81%. Therefore, the interest cap would mitigate the impact of 94% of a theoretical 1% point increase in the LIBOR rate. This is set out in the below table.

(In $ millions)	Amount	Impact of 1% point increase in rates (before impact of interest rate cap)	Less: impact of LIBOR CAP	Impact of 1% point increase in rates (after impact of interest rate cap)

Senior Credit Facility debt - hedged	4,500	45	(42)	3
Senior Credit Facility debt - not hedged	1,162	12	—	12
Total Senior Credit Facility Debt	5,662	57	(42)	15

Schedule of Realized and Unrealized Gains and Losses
Gains and losses on derivatives reported in our consolidated statement of operations included the following:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
(Loss)/gain recognized in the Consolidated Statement of Operations relating to derivative financial instruments
Interest rate cap agreement	(22)	(6)	—	—
Archer convertible debt instrument	(9)	2	(4)	—
Interest rate swaps not designated for hedge accounting	—	—	(31)	(48)
Cross currency swaps not designated for hedge accounting	—	—	46	(20)
Other	—	—	—	(6)
Loss/(gain) on derivative financial instruments	(31)	(4)	11	(74)

Schedule of Derivative Financial Instruments
Derivative financial instruments included in our Consolidated Balance Sheet, within "Other Assets" included the following:

(In $ millions)	Maturity date	Applicable rate	Outstanding principal - December 31, 2018	As at December 31, 2018	As at December 31, 2017

Interest rate cap	June 2023	2.87% LIBOR cap	4,500	39	—
Interest rate hedge agreement in the VIE	October 2018 - December 2018	1.77% - 2.01%	—	—	—
				39	—